Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Income Taxes.
Income before income taxes	$ 151,152	$ 133,728	$ 102,610
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 40,055	$ 35,438	$ 27,192
Permanent differences including amortization of intangible assets	124	590	3,467
Effect of differences between Canadian and foreign tax rates	(1,293)	(1,859)	(1,855)
Effect of rate changes on current year timing differences	(48)	(219)	(1,085)
Change in estimates relating to prior periods	(2,888)	(972)	(569)
Increase (decrease) in accruals for uncertain tax positions	(117)	(1,181)	(849)
Valuation allowance	263	(155)	(9,102)
Other, including foreign exchange and tax credits	(851)	(150)	(871)
Income tax expense	$ 35,245	$ 31,492	$ 16,328